Basis of Preparation	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

A.	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on April 30, 2018.

B.	Reporting and functional currency

These consolidated financial statements are presented in US dollars (“USD”), and have been rounded to the nearest thousands, except when otherwise indicated. The USD is the currency that represents the principal economic environment in which the Company operates.

C.	Basis of measurement

The financial statements have been prepared on the historical cost basis except for certain investments and derivative instruments measured at fair value through profit or loss, inventory (measured at the lower of cost or net realizable value), deferred tax assets and liabilities and assets and liabilities for employee benefits. For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies.

D.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Company’s financial statements requires management to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any affected future periods.

Material accounting estimates and judgments
Presented hereunder is information with respect to material assumptions and estimates, which were made by the Group’s management while implementing Group accounting policies:

Recognition of deferred tax assets in respect of tax losses
Management of the Company evaluates whether it is probable that in the foreseeable future there will be taxable profits against which losses and tax credits can be utilized and quantify the portion of tax losses that are more likely than not to be allowable under applicable tax laws, accordingly it recognizes (or does not recognize) deferred tax assets. For further information on losses for which a deferred tax asset was recognized, see Note 12 regarding taxes on income.

Fair value measurement of share-based payment transactions
The Group grants share-based payment to directors, management, employees and consultants. The fair value of the share options is measured at grant date on the basis of accepted valuation models and assumptions regarding unobservable inputs used in the valuation models. The value of the transactions, measured as described above, is recognized as an expense over the vesting period. Concurrently with the periodic recognition of an expense, an increase is recognized in a capital reserve, within the Group’s equity.

The Company used certain estimates in regards to revenue recognition as presented hereunder note 3J.

E.	New standards and interpretations not yet adopted

(1)	IFRS 16, Leases (“IFRS 16”)

IFRS 16 replaces International Accounting Standard 17 - Leases (IAS 17) and its related interpretations. For lessees, the standard presents a unified model for the accounting treatment of most  leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements.

IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the company has also early adopted IFRS 15, Revenue from Contracts with Customers.

The Company is in the process of examining the effects of applying IFRS 16, and expects that it will result in increase in assets and liabilities and affect the amortization expense in financial statements.

(2)	IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 replaces the current guidance regarding recognition of revenues and presents a comprehensive framework for determining whether revenue should be recognized and when and at what amount.

IFRS 15 is applicable for annual periods beginning on or after January 1, 2018 and earlier application is permitted. The Company will adopt as of January 1, 2018.

The Company has completed its assessment of revenue from existing contracts with customers and is of the opinion that there is no significant effect on its revenue recognition practices, financial position, results of operations or cash flows. A majority of the Company’s revenues derive from product sales, for which the performance obligations are met with the transfer of control and revenue is recognized when the products are delivered. For customer services, the performance obligation is satisfied over time and therefore revenue is recognized, over the period of rendering of the service.

The revenue recognition model described above is consistent with the Company’s previous revenue recognition practice. Therefore, the Company will not have a cumulative adjustment to retained earnings or an impact on its revenue recognition policies, as a result of the adoption of the new standard. The new standard will require the Company to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

(3)	IFRS 9 (2014), Financial Instruments (“IFRS 9 (2014)”)

IFRS 9 (2014) replaces the current guidance in IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 (2014) includes revised guidance on the classification and measurement of financial instruments, a new ‘expected credit loss’ model for calculating impairment for most financial assets, and new guidance and requirements with respect to hedge accounting.

IFRS 9 (2014) is effective for annual periods beginning on or after January 1, 2018 with early adoption being permitted.

The Company has examined the effects of applying IFRS 9 (2014), and in its opinion the effect on the financial statements will be immaterial.